Related Parties (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Related Parties [Abstract]
Trade receivables			$ 226
Allowance for doubtful debts			(226)
Trade receivables, net	[1]
Prepaid expenses	[2]	$ 31

[1]	Related to transactions with imatrix. The Company was a minority shareholder in imatrix corp., a Japanese company ("imatrix"). In September 2015, the Company required imatrix to repurchase all imatrix shares held by the Company pursuant to certain provisions of the Companies Act of Japan. However, since the parties could not agree on the correct valuation for such shares, in November 2015, the Company petitioned the Kawasaki Branch of Yokohama District Court in Japan to determine the share valuation of the Company's shares in imatrix Corporation. In addition, the Company had also filed a claim regarding unpaid royalties pursuant to a commercial agreement between the two parties while imatrix separately claimed damages for unlawful termination of such agreement. In April 2017, the parties reached a settlement pursuant to which imatrix paid $676 to Cyren to settle all such claims. Out of the total settlement, $226 were paid for unpaid royalties and $450 were paid on account of the imatrix shares held by the Company. The $450 is presented as other income in the consolidated statement of operations. See note 12b. for further details.
[2]	Related to a software license agreement with a related party. See note 12b. for further details.